EXPENSE BY NATURE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
EXPENSE BY NATURE
Purchase of inventories in relation to trading activities		¥ 102,515,791	¥ 104,928,962	¥ 85,443,397
Raw materials and consumables used, and changes in work-in-progress and finished goods		32,987,302	35,573,467	43,203,349
Power and utilities		16,766,950	16,755,424	17,651,304
Depreciation of right-of-use assets		767,553	1,075,825	(108,152)
Depreciation and amortization (other than depreciation of right-of-use assets)		7,910,802	7,714,418	8,062,117
Employee benefit expenses		7,872,005	7,773,170	7,484,385
Repairs and maintenance		1,595,880	1,867,160	1,760,016
Transportation and logistic expenses		4,079,157	3,420,360	4,688,761
Inventory impairment loss		1,321,387	1,163,272	2,247,588
Taxes other than income tax expense		1,600,996	1,431,587	937,892
Packaging expenses		294,359	277,785	261,626
Research and development expenses	$ 219,779	1,434,056	940,828	626,873
Audit services		18,170	25,444	25,329
Non-audit services		700	2,388	1,370
Other auditors		12,436	5,505	4,153
Others		1,875,928	2,641,954	2,445,657
Total - Expense by nature		¥ 179,619,416	¥ 184,656,721	¥ 174,216,944